Fair Value Measurements - Quantitative Information Regarding Level 3 Inputs (Details - Level 3 - Private Warrants	Dec. 31, 2020 Y $ / shares	Dec. 29, 2020 Y $ / shares
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50
Share price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	22.76	21.65
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	41.4	41.4
Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | Y	5.0	5.0
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.37	0.36